Acquisitions (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 04, 2023	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Siklu Communication Limited [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued		504,902
Share Consideration		$ 944
Repayment of outstanding debt obligations		8,341
Holdback arrangement		$ 1,617
Business combination additional consideration		735,294
Financial expenses and others, net				$ (1,926)	$ 1,703	$ 110
Issuance of shares	653,985			653,985
Forfeited shares	81,309
Siklu Communication Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period		2 years
Siklu Communication Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period		10 years
End 2 End [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued			214,657
Share Consideration			$ 990
Cash consideration			6,741	$ 6,741
Holdback arrangement			$ 475
Holdback consideration, number of shares issued				461,076
Holdback consideration, number of shares issued, value				$ 1,624
Business combination additional consideration			102,938
Financial expenses and others, net				258
Additional cash consideration				$ 1,587
End 2 End [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period				2 years
End 2 End [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period				4 years